Employees and Personnel Costs - Wages and Salaries (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Personnel Costs
Wages and Salaries	kr 446,159	kr 190,145	kr 123,597
Parent Company | Board and Executive Management
Employees and Personnel Costs
Wages and Salaries	39,436	33,471	27,792
Parent Company | Other employees
Employees and Personnel Costs
Wages and Salaries	76,055	52,126	33,370
Subsidiaries | Board and Executive Management
Employees and Personnel Costs
Wages and Salaries	14,783	14,493	4,983
Subsidiaries | Other employees
Employees and Personnel Costs
Wages and Salaries	kr 315,885	kr 90,055	kr 57,452